UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


          Report for the Calendar Year or Quarter Ended: June 30, 2003

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

                         Dane, Falb, Stone & Co., Inc.
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Name of Institutional Investment Manager

                  15 Broad Street       Boston             MA           02109
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Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-02423
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                     Principal                        617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
08/15/03


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


REPORT SUMMARY:

Number of Other Included Managers: None
                                  ------

Form 13F Information Table Entry Total: 65
                                       ----

Form 13F Information Table Value Total:   $27,484,938
                                       ------------------



OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED: None

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER: None

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Berksh Hthwy                 CL A                 084670108    218        3          3     0       0              3       0        0
Abbott Labs                  Com                  002824100    368     8400       8400     0       0           8400       0        0
Aberdeen Asia Pac Incom Fd   Com                  003009107    561   100440     100440     0       0         100440       0        0
ADE Corp MA                  Com                  00089C107    222    26272      26272     0       0          26272       0        0
Alliance World Dollar Gov    Com                  01879R106    407    33800      33800     0       0          33800       0        0
Allied Capital Corp          Com                  01903Q108   1185    51300      51300     0       0          51300       0        0
AllState Corp                Com                  020002101    207     5800       5800     0       0           5800       0        0
Aust & NZ BnkGrp             Sponsored ADR        052528304   1235    19800      19600   200       0          19600     200        0
Banc One Corp                Com                  059438101    394    10600      10600     0       0          10600       0        0
Barrick Gold Cp              Com                  067901108    763    42647      42647     0       0          42647       0        0
Bat Mt Gold                  CDT-CV SB DB6%05     071593AA5    637   650000     650000     0       0         650000       0        0
BHP Ltd                      Sponsored ADR        088606108    241    20779      19870   908       0          19870     908        0
BP Plc                       Sponsored ADR        055622104    206     4910       4910     0       0           4910       0        0
Brascan Corp                 CL A LTD VT SH       10549P606    716    29150      28450   700       0          28450     700        0
Bristol Myers Squibb         Com                  110122108    931    34300      33700   600       0          33700     600        0
Ciena Corp                   Com                  171779101     88    17000      17000     0       0          17000       0        0
Cisco Systems                Com                  17275R102   1241    73900      73900     0       0          73900       0        0
Coeur d'Alene Mines Corp     Note 13.325 12/31/03 192108AH1    103   100000     100000     0       0         100000       0        0
Coeur d'Alene Mines Corp     Com                  192108108     39    27718      27717     0       0          27717       0        0
Corporate Hy FD IV Inc       Com                  219930104    650    43313      43312     0       0          43312       0        0
Duke Realty Invest           Com                  624411505    416    15100      15100     0       0          15100       0        0
Eaton Vance Senior           Sh Ben Int           27826S103    136    15200      15200     0       0          15200       0        0
Exxon Mobil Corp             Com                  30231G102    512    14250      14250     0       0          14250       0        0
Federated Department Stores  Com                  31410H101    656    17801      17801     0       0          17801       0        0
Ford Motor Co                Com                  345370100    405    36876      36875     0       0          36875       0        0
General Electric             Com                  369604103    505    17623      14623  3000       0          14623    3000        0
GlaxoSmithkline              Sponsored ADR        37733W105    526    13010      13010     0       0          13010       0        0
Grp Telvsa SA De Cv          Sp ADR REP ORD       40049J206    438    12700      12700     0       0          12700       0        0
H&Q Life Sciences Fd         Sh Ben Int           404053100    171    11422      11041   381       0          11041     381        0
Hecla Mng                    Pfd CV Ser B         422704205    318     8600       8600     0       0           8600       0        0
Hewlett Packard              Com                  428236102    270    12680      12080   600       0          12080     600        0
Input/Output                 Com                  457652105    516    96000      96000     0       0          96000       0        0
Keynote Securities           com                  493308100    913    87100      87100     0       0          87100       0        0
Lexicon Genetics Inc Com     Com                  528872104    966   146300     146300     0       0         146300       0        0
Liberty Media Corp           Com                  530718105    877    75900      75900     0       0          75900       0        0
Ericsson LM TelCo.           ADR Cl B Sek10       294821608    651    61200      61200     0       0          61200       0        0
LSI Logic Corporation        Com                  502161102    673    95100      95100     0       0          95100       0        0
Lubrizol Corporation         Com                  549271104    493    15900      15900     0       0          15900       0        0
MA Health & Educ TE          Sh Ben Int           575672100    296    20000      20000     0       0          20000       0        0
Meditronic                   Com                  585055106    335     6981       6981     0       0           6981       0        0
Mentor Graphics Corp         Com                  587200106    482    33200      33200     0       0          33200       0        0
Merck&Co Inc                 Com                  589331107    333     5500       5500     0       0           5500       0        0
MeVC Draper Fisher           Com                  55271E105    174    20500      20500     0       0          20500       0        0
MS/DW Incm                   Com                  61745P874    944    58600      58600     0       0          58600       0        0
New Amer High Income Fd      Com                  641876107    153    69667      69667     0       0          69667       0        0
Newmont Mining               Com                  651639106   1374    42336      41952   383       0          41952     383        0
Nortel Networks              Com                  656568102     34    12615      12615     0       0          12615       0        0
Novell Inc                   Com                  670006105     31    10000      10000     0       0          10000       0        0
Nuveen Calif Mun Value Fd    Com                  67062C107    109    10802      10802     0       0          10802       0        0
Nuveen Mass Prem Inc         Com                  67061E108    233    14400      14400     0       0          14400       0        0
Occidental Petro Crp         Com                  674599105   1298    38700      38700     0       0          38700       0        0
Pfizer Inc                   Com                  717081103    868    25420      25254   165       0          25254     165        0
Scudder Global               Com                  81115E101    257    36300      36300     0       0          36300       0        0
Scudder High Income Tr       Com                  48841G106    306    46000      46000     0       0          46000       0        0
Senior High Income Portfolio Com                  81721E107    633   106400     106400     0       0         106400       0        0
Standard Register Co.        Com                  853887107    339    20600      20600     0       0          20600       0        0
Telcom NewZealand            Sponsored ADR        879278208    495    20308      20308     0       0          20308       0        0
Telefo de Mex'L              Sp ADR REP ORD       879403780    310     9882       9882     0       0           9882       0        0
Tellabs, Inc.                Com                  879664100    291    44300      44300     0       0          44300       0        0
Thermo Electron Corp         Com                  883556102   1030    49000      49000     0       0          49000       0        0
Toreador Resources Cp        Com                  891050106   1996   661000     660200   800       0         660200     800        0
TXU Corporation              Com                  873168108    251    11200      11200     0       0          11200       0        0
Verizon Comm                 Com                  92343V104    623    15796      15796     0       0          15796       0        0
Wyeth                        Com                  983024100    238     5235       5235     0       0           5235       0        0
Xcel Energy                  Com                  98389B100    587    39035      37795  1240       0          37795    1240        0


